Deferred Revenue - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Contract Liabilities [Line Items]
Explanation of when entity expects to recognise transaction price allocated to performance obligations	one year or less
Carried Forward Contract Liabilities
Disclosure Of Contract Liabilities [Line Items]
Revenue recognized	¥ 3,096	¥ 2,854	¥ 2,170